OTHER RECEIVABLES AND CURRENT ASSETS (Tables)	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
OTHER RECEIVABLES AND CURRENT ASSETS
Schedule of Other Receivables and Current Assests
	As of
	May 31, 2020	February 29, 2020
Other receivables	$3,057,833	$3,088,659
Other current assets	522,248	312,304
Total	$3,580,081	$3,400,963

	As of
	February 29, 2020	February 28, 2019
Other receivables	$3,088,659	$-
Other current assets	312,304	-
Total	$3,400,963	$-